UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21992

TENNENBAUM OPPORTUNITIES PARTNERS V, LP
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
TENNENBAUM OPPORTUNITIES PARTNERS V, LP
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2016

Date of reporting period: MARCH 31, 2016

ITEM 1.   SCHEDULE OF INVESTMENTS.

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Investments (Unaudited)

March 31, 2016

								% of
								Cash and
Issuer	Instrument	Ref	Floor	Spread	Maturity	Principal	Value	Investments	Notes

Debt Investments(A)
Accounting, Tax and Payroll Services
EGS Holdings, Inc. (Expert Global Solutions)	Holdco PIK Notes	LIBOR (A)	3.00%	10.00%	10/3/2018	$151,160	$151,092	0.02%
Expert Global Solutions, LLC	Second Lien Term Loan	LIBOR (Q)	1.50%	11.00%	10/3/2018	$1,000,000	999,300	0.15%
							1,150,392	0.17%

Air Transportation
Aircraft Leased to Delta Air Lines, Inc.
N913DL	Aircraft Secured Mortgage	Fixed	-	8.00%	3/15/2017	$175,314	177,025	0.03%	F
N918DL	Aircraft Secured Mortgage	Fixed	-	8.00%	8/15/2018	$411,681	418,084	0.06%	F
N954DL	Aircraft Secured Mortgage	Fixed	-	8.00%	3/20/2019	$606,162	615,912	0.09%	F
N955DL	Aircraft Secured Mortgage	Fixed	-	8.00%	6/20/2019	$657,804	668,983	0.10%	F
N956DL	Aircraft Secured Mortgage	Fixed	-	8.00%	5/20/2019	$649,571	660,495	0.10%	F
N957DL	Aircraft Secured Mortgage	Fixed	-	8.00%	6/20/2019	$663,558	674,830	0.10%	F
N959DL	Aircraft Secured Mortgage	Fixed	-	8.00%	7/20/2019	$677,423	689,040	0.10%	F
N960DL	Aircraft Secured Mortgage	Fixed	-	8.00%	10/20/2019	$724,308	737,028	0.11%	F
N961DL	Aircraft Secured Mortgage	Fixed	-	8.00%	8/20/2019	$702,842	714,998	0.10%	F
N976DL	Aircraft Secured Mortgage	Fixed	-	8.00%	2/15/2018	$369,105	374,220	0.05%	F
							5,730,615	0.84%

Coal Mining
Eagle Coal Company, Inc.	First Lien Term Loan	Fixed	-	8.00% Cash + 7.00% PIK	9/21/2017	$17,779,126	9,454,050	1.38%
Oxford Mining Company, LLC	First Lien Delayed Draw Term Loan	LIBOR (Q)	0.75%	8.50% Cash + 3.00% PIK	12/31/2018	$24,741,225	23,892,601	3.50%
							33,346,651	4.88%

Electronic Component Manufacturing.
Soraa, Inc.	Sr Secured Tranche A Term Loan (3.0% Exit Fee)	LIBOR (M)	0.44%	9.33%	3/1/2018	$15,000,000	14,711,250	2.15%
Soraa, Inc.	Sr Secured Tranche B Term Loan	LIBOR (M)	0.44%	9.33%	9/1/2017	$1,125,000	1,118,306	0.17%
							15,829,556	2.32%

Financial Investment Activities
Magnolia Finance V plc (Cayman Islands)	Asset-Backed Credit Linked Notes	Fixed	-	13.13%	8/2/2021	$35,000,000	34,328,000	5.02%	E
Marsico Capital Management	First Lien Term Loan	LIBOR (Q)	-	5.00%	12/31/2022	$30,201,635	3,322,180	0.49%	C
							37,650,180	5.51%

Gaming
Harrah's Operating Company, Inc.	Second Priority Secured Notes	Fixed	-	10.00%	12/15/2018	$80,839,000	32,638,746	4.78%	C

Hospitals
Evidera, Inc.	First Lien Term Loan	LIBOR (Q)	1.00%	9.00%	7/1/2018	$12,670,080	12,850,629	1.88%

2

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Schedule of Investments (Unaudited) (Continued)

March 31, 2016

								% of
								Cash and
Issuer	Instrument	Ref	Floor	Spread	Maturity	Principal	Value	Investments	Notes

Debt Investments (continued)
Metal and Mineral Mining
Molycorp, Inc.	First Lien Notes	Fixed	-	10.00%	6/1/2020	$10,712,000	$642,720	0.09%	C
Molycorp, Inc.	Sr Unsecured Convertible Notes	Fixed	-	6.00%	9/1/2017	$29,127,000	309,474	0.05%	C
							952,194	0.14%

Motion Picture and Video Industries
CORE Entertainment, Inc.	First Lien Term Loan	Fixed	-	11.00%	6/21/2017	$26,627,910	12,348,693	1.81%	C
CORE Entertainment, Inc.	Second Lien Term Loan	Fixed	-	15.50%	6/21/2018	$21,302,328	797,772	0.11%	C
							13,146,465	1.92%

Oil and Gas Extraction
Linc Energy Finance (USA), Inc.	First Lien Notes	Fixed	-	9.63%	10/31/2017	$8,380,000	1,194,150	0.17%	C/E
Linc Energy Finance, Inc.	Sr Secured Notes	Fixed	-	12.50%	10/31/2017	$48,515,330	181,932	0.03%	C/E
Sunshine Oilsands Ltd.	Sr Secured Notes	Fixed	-	10.00%	8/1/2017	$28,616,000	15,738,800	2.30%	E
							17,114,882	2.50%

Other Manufacturing
AGY Holding Corp.	Second Lien Notes	Fixed	-	11.00%	11/15/2016	$32,444,500	32,444,500	4.75%	B/E
AGY Holding Corp.	Sr Secured Term Loan	Fixed	-	12.00%	9/15/2016	$17,046,935	17,046,935	2.49%	B
Boomerang Tube, LLC	Subordinated Notes	LIBOR (M)	-	17.50%	2/1/2021	$3,425,773	1,051,712	0.15%
GSE Environmental, Inc.	First Lien Term Loan	LIBOR (M)	1.00%	10.00%	8/11/2021	$8,823,529	9,000,000	1.32%
							59,543,147	8.71%

Pharmaceuticals
Novasep Holdings SAS (France)	First Lien Notes	Fixed	-	8.00%	12/15/2016	$24,483,000	24,452,396	3.58%	B/E

Radio and Television Broadcasting
Fuse, LLC	Sr Secured Notes	Fixed	-	10.38%	7/1/2019	$15,000,000	11,637,495	1.70%	E

Restaurants
RM OpCo, LLC (Real Mex)	Convertible Second Lien Term Loan Tranche B-1	Fixed	-	8.50%	3/30/2018	$5,131,135	5,131,135	0.75%	F
RM OpCo, LLC (Real Mex)	Convertible Second Lien Term Loan B	Fixed	-	8.50%	3/30/2018	$6,297,184	6,297,184	0.92%	F
RM OpCo, LLC (Real Mex)	First Lien Term Loan Tranche A	Fixed	-	7.00%	3/30/2018	$13,665,616	13,665,616	2.00%	F
RM OpCo, LLC (Real Mex)	Second Lien Term Loan Tranche B	Fixed	-	8.50%	3/30/2018	$25,566,663	11,755,552	1.72%	F
RM OpCo, LLC (Real Mex)	Second Lien Term Loan Tranche B-1	Fixed	-	8.50%	3/30/2018	$8,051,821	8,051,821	1.18%	F
							44,901,308	6.57%

Wireless Telecommunications Carriers
Gogo, LLC	First Lien Term Loan	LIBOR (Q)	1.50%	9.75%	3/21/2018	$23,166,882	23,398,550	3.42%

Total Debt Investments (Cost $342,676,739)							334,343,206	48.92%

3

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Schedule of Investments (Unaudited) (Continued)

March 31, 2016

								% of
								Cash and
Issuer	Instrument	Ref	Floor	Spread	Maturity	Shares	Value	Investments	Notes

Equity Securities
Air Transportation
Aircraft Leased to Delta Air Lines, Inc.
N913DL	Trust Beneficial Interests					2,710	$203,293	0.03%	E/F
N918DL	Trust Beneficial Interests					2,157	243,353	0.04%	E/F
N954DL	Trust Beneficial Interests					1,994	153,925	0.02%	E/F
N955DL	Trust Beneficial Interests					1,914	208,263	0.03%	E/F
N956DL	Trust Beneficial Interests					1,933	201,544	0.03%	E/F
N957DL	Trust Beneficial Interests					1,914	203,181	0.03%	E/F
N959DL	Trust Beneficial Interests					1,895	204,864	0.03%	E/F
N960DL	Trust Beneficial Interests					1,842	204,594	0.03%	E/F
N961DL	Trust Beneficial Interests					1,877	196,264	0.03%	E/F
N976DL	Trust Beneficial Interests					2,321	194,970	0.03%	E/F
Epic Aero, Inc. (One Sky)	Warrants to Purchase Common Stock					2,329	3,253,062	0.48%	C/E
							5,267,313	0.78%

Architectural, Engineering, and Related Services
Global Geophysical Services, Inc.	Common Stock					598,418	1,895,788	0.28%	B/C/E
Global Geophysical Services, Inc.	Warrants to Purchase Stock					69,158	7	-	B/C/E
							1,895,795	0.28%

Business Support Services
Findly Talent, LLC	Membership Units					1,993,022	402,590	0.06%	C/E
STG-Fairway Holdings, LLC (First Advantage)	Class A Units					2,368,001	6,165,327	0.90%	C/E
							6,567,917	0.96%

Cable and Other Subscription Programming
Primacom Finance (Lux) S.A. (Finance) (Luxembourg)	Common Equity					10,442,055	13,177,154	1.93%	B/C/D/E

Coal Mining
Eagle Coal Company, Inc.	Warrants to Purchase Common Stock					675,841	68	-	C/E
Oxford Resources Partners, LP	Warrants to Purchase Common Units					59,790	236,767	0.03%	C/E
							236,835	0.03%

Depository Credit Intermediation
Doral Financial Corp. (Puerto Rico)	Common Stock					120,539	20,492	-	C

Electric Power Generation, Transmission and Distribution
Longview Intermediate Holdings C, LLC	Common Stock					1,329,871	6,316,887	0.92%	C/E

4

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Schedule of Investments (Unaudited) (Continued)

March 31, 2016

								% of
								Cash and
Issuer	Instrument	Ref	Floor	Spread	Maturity	Shares	Value	Investments	Notes

Equity Securities (continued)
Electronic Component Manufacturing
Soraa, Inc.	Warrants to Purchase Common Stock					2,100,000	$301,980	0.05%	C/E
TPG Hattrick Holdco, LLC (Isola)	Common Units					1,935,857	19,359	-	C/E
							321,339	0.05%
Financial Investment Activities
Marsico Holdings, LLC	Common Interest Units					474,738	4,747	-	C/E

Gaming
TOPV New World Holdings, LLC (Gateway Casinos) (Canada)	Membership Interests					6,843,047	43,831,086	6.41%	B/C/E
Tropicana Entertainment, Inc.	Common Stock					180,844	3,209,999	0.47%	C/E
							47,041,085	6.88%

Highway, Street, and Bridge Construction
Contech Holdings, Inc.	Common Stock					711,255	43,093,233	6.31%	B/C/E

Oil and Gas Extraction
Woodbine Intermediate Holdings, LLC	Membership Units					576	780,610	0.11%	C/E/F

Other Investment Pools and Funds
TCP Delos Cayman Holdings (Beverly Shipping) (Cayman Islands)	Partnership Interest					551,799	63	-	C/D/E/F

Other Manufacturing
Boomerang Tube Holdings, Inc.	Common Stock					80,724	807	-	C/E
KAGY Holding Company, Inc.	Series A Preferred Stock					34,229	21,580,010	3.16%	B/C/E
Precision Holdings, LLC	Class C Membership Interests					94	4,035	-	C/E
							21,584,852	3.16%

Other Publishing
HW Holdco, LLC	Class A Common Interest					868,872	6,814,129	1.00%	C/E
HW Holdco, LLC	Preferred Interest					1,693	13,277	-	E
TBC Holdings I, Inc.	Common Stock					2,967	74,768	0.01%	C/E
							6,902,174	1.01%

Pharmaceuticals
NVHL S.A. (Novasep) (Luxembourg)	Common Shares					5,165,180	22,712,262	3.32%	B/C/D/E

Radio and Television Broadcasting
SCG Financial Acquisition Corp.	Common Stock					146,428	171,321	0.03%	C
Fuse Media, LLC	Warrants to Purchase Common Stock					786,791	79	-	C/E
							171,400	0.03%

5

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Schedule of Investments (Unaudited) (Continued)

March 31, 2016

								% of
								Cash and
Issuer	Instrument	Ref	Floor	Spread	Maturity	Shares	Value	Investments	Notes

Equity Securities (continued)
Restaurants
RM Holdco, LLC (Real Mex)	Equity Participation					76	$-	-	C/E/F
RM Holdco, LLC (Real Mex)	Membership Units					42,552,000	-	-	C/E/F
							-	-

Retail
Shop Holding, LLC (Connexity)	Class A Units					1,427,232	168,699	0.02%	C/E
Shop Holding, LLC (Connexity)	Warrants to Purchase Class A Units					919,351	92	-	C/E
							168,791	0.02%

Shipping
Blue Wall Shipping Limited (Marshall Islands)	Common Stock					1,339,286	5,357,144	0.78%	B/C/E
Blue Wall Shipping Limited (Marshall Islands)	Preferred Stock					1,374	1,383,352	0.20%	B/C/E
Delta Blue Shipping Limited (Marshall Islands)	Common Stock					1,339,286	58	-	B/C/E
Tanker Investments Ltd. (Marshall Islands)	Common Stock					1,442,327	13,693,453	2.00%	B/C
TCP KC, LLC (Marshall Islands)	Membership Units					4,521,396	4,068,805	0.61%	C/E/F
							24,502,812	3.59%

Wired Telecommunications Carriers
Integra Telecom, Inc.	Common Stock					10,080,250	41,676,794	6.10%	B/C/E
Integra Telecom, Inc.	Warrants					3,018,747	1,924,451	0.28%	B/C/E
V Telecom Investment S.C.A. (Vivacom) (Luxembourg)	Common Shares					3,741	9,537,676	1.40%	C/D/E
							53,138,921	7.78%

Total Equity Securities (Cost $294,895,939)							253,904,682	37.16%

Total Investments (Cost $637,572,678)							588,247,888	86.08%	G

Cash and Cash Equivalents
Union Bank of California	Commercial Paper	Fixed	-	0.08%	4/1/2016		18,000,000	2.63%
Cash Denominated in Foreign Currency							10,110,521	1.48%
Cash Held on Account at Various Institutions							67,033,311	9.81%
Total Cash and Cash Equivalents							95,143,832	13.92%

Total Cash and Investments							$683,391,720	100.00%

6

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Schedule of Investments (Unaudited) (Continued)

March 31, 2016

Notes to Schedule of Investments:

(A)  Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(B)  Non-controlled affiliate – as defined under the Investment Company Act of 1940 (ownership of between 5% and 25% of the outstanding voting  securities of this issuer).

(C)  Non-income producing security.

(D)  Principal amount or shares denominated in foreign currency. Cost and fair value converted to U.S. dollars.

(E)  Restricted security.

(F)  Controlled issuer – as defined under the Investment Company Act of 1940 (ownership of more than 25% of the outstanding voting securities of this issuer). Investment is not more than 50%

owned nor deemed to be a significant subsidiary. See Schedule of Changes in Investment in Affiliates.

(G)  Includes investments with an aggregate fair value of $32,638,746 that have been segregated to collateralize certain unfunded commitments.

______________________________________________

LIBOR or EURIBOR resets monthly (M), quarterly (Q), or semi-annually (S).

Aggregate acquisitions and aggregate dispositions of investments, other than government securities, totaled 4,728,225 and $323,234,090, respectively, for the period ended March 31, 2016. Aggregate acquisitions includes investment assets received as payment in kind.  Aggregate dispositions includes principal paydowns on and maturities of debt investments.  The total value of restricted securities and bank debt as of March 31, 2016 was $540,771,682 or 79.1% of total cash and investments of the Partnership.

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $637,941,863.  Net unrealized depreciation aggregated $49,075,306, of which $14,545,120 related to appreciated investments and $63,620,426 related to depreciated investments.

Derivative instruments at March 31, 2016 were as follows:

	Notional
Instruments	Amount		Fair Value

Buy EUR vs. USD Put Option at a strike rate of 1.1626 expiring September 1, 2017		€8,000,000	$441,132
Sell EUR vs. USD Call Option at a strike rate of 1.2150 expiring September 1, 2017		€8,000,000	$(259,983)
Buy EUR vs. USD Put Option at a strike rate of 1.0975 expiring September 1, 2017		€5,000,000	$150,905
Sell EUR vs. USD Call Option at a strike rate of 1.1525 expiring September 1, 2017		€5,000,000	$(299,666)
Buy EUR vs. USD Put Option at a strike rate of 1.1375 expiring March 30, 2018		€12,500,000	$625,376
Sell EUR vs. USD Call Option at a strike rate of 1.2050 expiring March 30, 2018		€12,500,000	$(642,422)
Buy CAD vs. USD Put Option at a strike rate of 1.2900 expiring April 19, 2018	CAD	60,000,000	$2,912,790
Sell CAD vs. USD Put Option at a strike rate of 1.6000 expiring April 19, 2018	CAD	60,000,000	$(452,146)
Sell CAD vs. USD Call Option at a strike rate of 1.1500 expiring April 19, 2018	CAD	60,000,000	$(894,543)
Foreign Currency Forward Exchange Contract, sell EUR vs. USD at 1.0819 for settlement on September 1, 2017		€8,000,000	$(635,034)
Foreign Currency Forward Exchange Contract, sell EUR vs. USD at 1.1206 for settlement on September 1, 2017		€8,000,000	$(327,740)
			$618,669

7

Investments of the Registrant may be categorized based on the types of inputs used in valuing such investments. The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety. Transfers between levels are recognized as of the beginning of the reporting period. At March 31, 2016, the investments of the Registrant were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$-	$17,095,265
2	Other direct or indirect observable market inputs*	-	46,604,517	6,316,887
3	Independent third-party valuation sources that employ significant unobservable inputs	179,723,281	106,963,696	224,026,171
3	Investment Manager valuations with significant unobservable inputs	1,051,712	-	6,466,359
Total		$180,774,993	$153,568,213	$253,904,682

* E.g., quoted prices in inactive markets or quotes for comparable instruments

Changes in investments valued by independent third-parties and categorized as Level 3 during the three months ended March 31, 2016 were as follows:

	Independent Third-Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$192,451,630	$109,426,126	$364,494,355
Net realized and unrealized losses	(10,179,392)	(1,795,697)	(50,488,008)
Acquisitions**	4,691,112	-	47,736
Dispositions	(10,989,522)	-	(90,027,912)
Transfers into Level 3ǂ	3,749,453	-	-
Transfers out of Level 3†	-	(666,733)	-
Ending balance	$179,723,281	$106,963,696	$224,026,171

Net change in unrealized appreciation/ depreciation during the period on investments still held at period end (included in net realized and unrealized losses, above)	$71,870,644	$(2,640,123)	$(59,414,135)

**Includes payments received in kind.

ǂ Comprised of one investment that was transferred from Level 2 due to reduced trading volume.

† Comprised of two investments that were transferred to Level 2 due to increased trading volumes.

Changes in investments valued by Investment Manager and categorized as Level 3 during the three months ended March 31, 2016 were as follows:

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$3,737,207	$-	$14,983,609
Net realized and unrealized losses	(2,523,550)	-	(2,264,724)
Acquisitions	3,425,773	-	-
Dispositions	(3,587,718)	-	(6,252,526)
Ending balance	$1,051,712	$-	$6,466,359

Net change in unrealized appreciation/ depreciation during the period on investments still held at period end (included in net realized and unrealized gains (losses), above)	$(2,374,061)	$-	$12,752,260

8

Changes to investments in affiliates(1) and interest and dividends earned on such securities during the three months ended March 31, 2016 were as follows:

	Value,			Value,	Interest &
	Beginning of			End of	Dividends
Investment	Period	Acquisitions	Dispositions	Period	Earned
AGY Holding Corp., Second Lien Notes, 11%, due 11/15/16	$32,444,500	$-	$-	$32,444,500	$723,693
AGY Holding Corp., Sr Secured Term Loan, 12%, due 9/15/16	17,046,935	-	-	17,046,935	414,809
Aircraft Leased to Delta Air Lines, Inc.
N913DL Aircraft Secured Mortgage, 8%, due 3/15/17	224,433	-	(46,360)	177,025	3,295
N918DL Aircraft Secured Mortgage, 8%, due 8/15/18	461,017	-	(41,039)	418,084	7,078
N954DL Aircraft Secured Mortgage, 8%, due 3/20/19	665,306	-	(47,147)	615,912	10,327
N955DL Aircraft Secured Mortgage, 8%, due 6/20/19	716,608	-	(45,353)	668,983	11,146
N956DL Aircraft Secured Mortgage, 8%, due 5/20/19	708,913	-	(46,107)	660,495	11,020
N957DL Aircraft Secured Mortgage, 8%, due 6/20/19	722,878	-	(45,749)	674,830	11,243
N959DL Aircraft Secured Mortgage, 8%, due 7/20/19	736,719	-	(45,395)	689,040	11,465
N960DL Aircraft Secured Mortgage, 8%, due 10/20/19	783,981	-	(44,726)	737,028	12,218
N961DL Aircraft Secured Mortgage, 8%, due 8/20/19	763,105	-	(45,806)	714,998	11,881
N976DL Aircraft Secured Mortgage, 8%, due 2/15/18	423,799	-	(47,639)	374,220	6,451
N913DL Trust Beneficial Interest	208,679	46,360	(55,340)	203,293	-
N918DL Trust Beneficial Interest	247,788	41,039	(51,171)	243,353	-
N954DL Trust Beneficial Interest	151,120	47,147	(49,610)	153,925	-
N955DL Trust Beneficial Interest	209,840	45,353	(53,934)	208,263	-
N956DL Trust Beneficial Interest	202,812	46,107	(54,183)	201,544	-
N957DL Trust Beneficial Interest	204,461	45,749	(53,982)	203,181	-
N959DL Trust Beneficial Interest	206,157	45,395	(53,787)	204,864	-
N960DL Trust Beneficial Interest	205,643	44,726	(53,250)	204,594	-
N961DL Trust Beneficial Interest	197,003	45,806	(53,688)	196,264	-
N976DL Trust Beneficial Interest	195,637	47,639	(52,757)	194,970	-
Blue Wall Shipping Limited, Common Stock	7,299,109	-	-	5,357,144	-
Blue Wall Shipping Limited, Preferred Stock	1,807,338	47,736	-	1,383,352	-
Contech Holdings, Inc., Common Stock	44,874,998	-	-	43,093,233	-
Delta Blue Shipping Limited, Common Stock	-	-	-	58	-
Global Geophysical Services, Inc., Common Stock	4,399,509	-	-	1,895,788	-
Global Geophysical Services, Inc., Warrants to Purchase Stock	7	-	-	7	-
Integra Telecom, Inc., Common Stock	41,676,794	-	-	41,676,794	-
Integra Telecom, Inc., Warrants	1,924,451	-	-	1,924,451	-
KAGY Holding Company, Inc., Series A Preferred Stock	21,419,093	-	-	21,580,010	-
Medfort, S.a.r.l (Primacom), First Lien Term Loan B, 1% PIK, due 11/21/17	-	-	-	-	-
Medfort, S.a.r.l (Primacom), First Lien Term Loan B2, 1% PIK, due 11/21/17	-	-	-	-	-
Mid-Bowline Group Corp. (WIND Mobile), Class A Voting Shares	68,638,690	-	(75,448,229)	-	-
Novasep Holdings SAS, First Lien Notes, 8%, due 12/15/16	24,421,793	-	-	24,452,396	397,169
NVHL S.A. (Novasep), Common Shares	23,716,922	-	-	22,712,262	-
Perseus Holdings S.A. (Primacom), Common Stock	4,860,745	-	(4,794,664)	-	-
Primacom Finance (Lux) S.A. (Finance), Common Equity	50,803,804	-	(9,253,317)	13,177,154	-
Primacom Finance (Lux) S.A. (Finance), Warrants to Purchase Ordinary Shares	22,972,305	-	-	-	-
RM Holdco, LLC (Real Mex), Equity Participation	-	-	-	-	-
RM Holdco, LLC (Real Mex), Membership Units	-	-	-	-	-
RM OpCo, LLC (Real Mex), Convertible Second Lien Term Loan
Tranche B-1, 8.5%, due 3/30/18	5,022,450	-	-	5,131,135	87,673
RM OpCo, LLC (Real Mex), Convertible Second Lien Term
Loan B, 8.5%, due 3/30/18	6,163,801	-	-	6,297,184	107,597
RM OpCo, LLC (Real Mex), First Lien Term Loan Tranche A,
7%, due 3/30/18	10,476,093	2,382,128	-	13,665,616	148,814
RM OpCo, LLC (Real Mex), Second Lien Term Loan Tranche B,
8.5%, due 3/30/18	12,650,201	-	-	11,755,552	436,844
RM OpCo, LLC (Real Mex), Second Lien Term Loan Tranche B-1,
8.5%, due 3/30/18	7,881,272	-	-	8,051,821	137,577
Tanker Investments, Ltd., Common Stock	17,696,631	-	-	13,693,453	-
TCP Delos Cayman Holdings (Beverly Shipping), Partnership Interest	993,626	-	-	63	-
TCP Delos Cayman Holdings (King B), Partnership Interest	558,047		(590,282)	-	-
TCP Delos Delaware Holdings, LLC (Raven Hill), Partnership Interest	4,312,140		(2,321,645)	-	-
TCP KC, LLC, Membership Units	4,068,805	-	-	4,068,805	-
TOPV New World Holdings, LLC (Gateway Casinos), Membership Interests	42,911,381	-	-	43,831,086	-
Woodbine Intermediate Holdings, LLC, Membership Units	756,958	-	-	780,610	-

(1) The issuers of the securities listed on this schedule are considered affiliates under the Investment Company Act of 1940 due to the ownership by the Registrant of 5% or more of the issuers' voting securities.

9

Acquisition date and cost of restricted securities of unaffiliated issuers held at March 31, 2016 were as follows:

Investment	Acquisition Date	Cost
Boomerang Tube Holdings, Inc., Common Stock	2/2/16	$807
Eagle Coal Company, Inc., Warrants to Purchase Common Stock	9/21/15	234,449
Findly Talent, LLC, Membership Units	1/1/14	456,402
Epic Aero, Inc. (One Sky), Warrants to Purchase Common Stock	12/4/13	4,010,396
Fuse Media, LLC, Warrants to Purchase Common Stock	8/3/12	79
Fuse, LLC, Sr Secured Notes, 10.375%, due 7/1/19	6/18/14	11,850,000
HW Holdco, LLC, Class A Common Interest	1/13/12 & 1/15/13	6,814,129
HW Holdco, LLC, Preferred Interest	1/13/12	13,277
Linc Energy Finance (USA), Inc., First Lien Notes, 9.625%, due 10/31/17	8/8/14	3,854,800
Linc Energy Finance, Inc., Sr Secured Notes, 12.5%, due 10/31/17	10/5/12 & Var. 2015	1,576,748
Longview Intermediate Holdings C, LLC, Common Stock	4/13/15 & 10/21/15	5,485,718
Magnolia Finance V plc, Asset-Backed Credit Linked Notes, 13.125%, due 8/2/21	8/1/13	34,723,500
Marsico Holdings, LLC, Common Interest Units	9/10/12	14,242
Oxford Resource Partners, LP, Warrants to Purchase Common Units	6/24/13	202,089
Precision Holdings, LLC, Class C Membership Interests	Var. 2010 - 2011	4,027
Shop Holding, LLC (Connexity), Class A Units	6/2/11 & 3/17/14	902,439
Shop Holding, LLC (Connexity), Warrants to Purchase Class A Units	7/1/11	22,736
Soraa, Inc., Warrants to Purchase Common Stock	8/29/2014 & 12/9/15	120,270
STG-Fairway Holdings, LLC (First Advantage), Class A Units	12/30/10 & 10/18/13	7,364,246
Sunshine Oilsands Ltd., Sr Secured Notes, 10%, due 8/1/17	Var. 2014 - 2015	17,409,852
TBC Holdings I, Inc., Common Stock	11/18/11	74,768
TPG Hattrick Holdco, LLC (Isola), Common Units	9/30/10	116,151
Tropicana Entertainment, Inc., Common Stock	3/8/10	3,119,559
V Telecom Investment S.C.A. (Vivacom), Common Shares	11/9/12	9,104,336

10

ITEM 2.	CONTROLS AND PROCEDURES.

(a)               The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)               There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tennenbaum Opportunities Partners V, LP

By: /s/ Mark K. Holdsworth

Name: Mark K. Holdsworth

Title: Chief Executive Officer

Date: May 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Mark K. Holdsworth

Name: Mark K. Holdsworth

Title: Chief Executive Officer

Date: May 31, 2016

By: /s/ Paul L. Davis

Name: Paul L. Davis

Title: Chief Financial Officer

Date: May 31, 2016